Defined benefit obligations - Summary of Movement In The Present Value of Defined Benefit Plan Assets (Detail) - Plan assets [member] - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Opening Balance	SFr 3,494	SFr 2,946
Interest income on plan assets	78	9
Return on plan assets excluding interest income	(100)	(52)
Contributions from the employer	299	292
Contributions from plan participants	129	129
Benefits (paid)/deposited	(337)	193
Administration cost	(31)	(23)
Closing Balance	SFr 3,532	SFr 3,494